RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Abstract]
Borrowing relationship exceeds level	$ 60,000
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	2,569,000	$ 415,000
New loans and advances	13,484,000	2,945,000
Repayments	(1,894,000)	(791,000)
Balance at end of year	14,159,000	2,569,000
Directors and executive officers deposit	$ 1,500,000	$ 1,400,000
Minimum [Member]
Related Party Transaction [Abstract]
Related party entity ownership percentage	10.00%